Document and Entity Information	Feb. 19, 2025
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Feb. 19, 2025
Entity File Number	000-50972
Entity Registrant Name	TEXAS ROADHOUSE, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1083890
Entity Address State Or Province	KY
Entity Address, Address Line One	6040 Dutchmans Lane
Entity Address, City or Town	Louisville
Entity Address, Postal Zip Code	40205
City Area Code	502
Local Phone Number	426-9984
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TXRH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001289460
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false